SCHEDULE OF LEASE ASSETS AND LIABILITIES (Details) - USD ($)	May 31, 2026	Feb. 28, 2026		Feb. 28, 2025
Leases
Operating Lease Assets	$ 891,922	$ 931,814		$ 1,010,545
Current Operating Lease Liability	239,242	243,690	[1]	197,349
Noncurrent Operating Lease Liabilities	643,129	676,694	[1]	810,513
Total lease liabilities	$ 882,371	$ 920,384		$ 1,007,862

[1]	Derived from audited information